Other general administrative expenses (Tables)	12 Months Ended
Dec. 31, 2018
Other general administrative expenses
Schedule of Other general administrative expenses

	2016	2017	2018

Maintenance, conservation and repair	1,073	1,227	646
Information technology and systems	2,555	2,790	4,820
Stationery and supplies	197	215	227
Advertising and communications	901	968	890
Rents	1,839	1,963	1,120
Administrative services	926	936	503
Taxes other than income tax	1,360	1,454	1,820
Surveillance and cash courier services	699	894	979
Insurance premiums	82	78	75
Travel costs	215	293	364
Other administrative expenses	1,336	1,871	2,851
	11,183	12,689	14,295

Schedule of audit and tax services

	2016	2017	2018

Audit fees and audit-related fees (*)	58	72	88
Tax fees	—	1	1
	58	73	89

(*)The audit-related fees amounted to 8 million pesos in 2016, 14 million pesos in 2017 and 7 million pesos in 2018.